Loss per Share - Narrative (Details)		12 Months Ended
	Dec. 14, 2021 $ / shares	Dec. 31, 2021 USD ($) $ / shares	May 31, 2018 USD ($)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price (in dollars per share)		$ 63.5892
Stock conversion ratio	0.5	0.50
Ordinary shares, par value (in dollars per share)	$ 0.05	$ 0.10
Convertible Bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Principal | $		$ 350,000,000	$ 350,000,000
Debt instrument, interest rate		3.875%
Conversion price (in dollars per share)		$ 63.5892